UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

December 31, 2007

--------------------------------------------------------------------------------

                                                                 Semiannual
      Centennial                                                 Report and
      California                                                 Management
      Tax Exempt Trust                                          Commentaries

--------------------------------------------------------------------------------

TRUST EXPENSES
--------------------------------------------------------------------------------

TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUST EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              BEGINNING     ENDING             EXPENSES
                              ACCOUNT       ACCOUNT            PAID DURING
                              VALUE         VALUE              6 MONTHS ENDED
ACTUAL                        JULY 1, 2007  DECEMBER 31, 2007  DECEMBER 31, 2007
--------------------------------------------------------------------------------
                              $ 1,000.00    $ 1,014.60         $ 4.07
HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
                                1,000.00      1,021.17           4.08

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2007 is as follows:

EXPENSE RATIO
-------------
    0.80%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--103.4%
---------------------------------------------------------------------------------------------------------------
CALIFORNIA--98.4%
Alameda Cnty., CA IDAU RB, Unique Elevator Interiors,
Series 2007, 3.52% 1                                                            $   1,335,000   $    1,335,000
---------------------------------------------------------------------------------------------------------------
Alameda, CA Transportation Corridor Agency RB, MSTFC
Series 2006-1514, 3.49% 1,2                                                         3,020,000        3,020,000
---------------------------------------------------------------------------------------------------------------
Anaheim, CA City SDI GOUN,
Reset Option Certificates II-R Trust-Series 10018Z, 3.49% 1,2                       2,200,000        2,200,000
---------------------------------------------------------------------------------------------------------------
CA GOUN, Goldman Sachs Pool Trust-Series 2007-119G, 3.42% 1,2                       9,500,000        9,500,000
---------------------------------------------------------------------------------------------------------------
CA GOUN, MSTFC Series 2178, 3.47% 1,2                                               6,095,000        6,095,000
---------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats Series PT-4031, 3.46% 1,2                                         6,500,000        6,500,000
---------------------------------------------------------------------------------------------------------------
CA GOUN, PTTR, Series 630, 3.52% 1,2                                                1,750,000        1,750,000
---------------------------------------------------------------------------------------------------------------
CA I&E Development Bank IDV RRB, Lance Camper Manufacturing Corp.,
Series 2000A, 3.60% 1                                                               2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator Project,
Series 1999, 3.49% 1                                                                3,900,000        3,900,000
---------------------------------------------------------------------------------------------------------------
CA Palomar Pomerado Health GOUN, AAMC Series 2005-27, 3.77% 1,2                     2,230,000        2,230,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Garden City Sanitation, Series A, 3.52% 1                          2,615,000        2,615,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, George Borba & Son Dairy Project, 3.53% 1                          3,800,000        3,800,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series 2007A, 3.52% 1           3,305,000        3,305,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series A, 3.52% 1               1,880,000        1,880,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A, 3.52% 1                      1,400,000        1,400,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 3.52% 1                    1,345,000        1,345,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Ratto Group Cos. Project, Series 2007A, 3.52% 1                    1,200,000        1,200,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.52% 1                          2,750,000        2,750,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Valley Vista Services, Inc., Series A, 3.52% 1                       300,000          300,000
---------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project,
Series 2004, 3.53% 1                                                                2,500,000        2,500,000
---------------------------------------------------------------------------------------------------------------
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-364, 3.62% 1,2                   1,200,000        1,200,000
---------------------------------------------------------------------------------------------------------------
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DBE-146, 3.50% 1,2                  1,765,000        1,765,000
---------------------------------------------------------------------------------------------------------------
CA REF GOUN, P-Floats Series PA-1231, 3.46% 1,2                                     4,200,000        4,200,000
---------------------------------------------------------------------------------------------------------------
CA REF GOUN, P-Floats Series PT-4166, 3.46% 1,2                                     5,000,000        5,000,000
---------------------------------------------------------------------------------------------------------------
CA REF GOUN, Reset Option Certificates II-R Trust-Series 3049, 3.48% 1,2            2,700,000        2,700,000
---------------------------------------------------------------------------------------------------------------
CA SCDAU RB, House Ear Institute Project, Series 2007, 3.51% 1                      7,910,000        7,910,000
---------------------------------------------------------------------------------------------------------------
CA SCDAU RB, Western University of Health Sciences, Series A, 3.38% 1               8,500,000        8,500,000
---------------------------------------------------------------------------------------------------------------
East Side, CA Unified High SDI REF GOUN,
SPEARS Deutsche Bank/Lifers Trust-Series DB-296, 3.49% 1                            6,795,000        6,795,000
---------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, CA Toll Road RB, Sr. Lien,
Series A, 7.05%, 1/1/08                                                             5,000,000        5,200,459
---------------------------------------------------------------------------------------------------------------
Huntington Beach, CA PFAU RB, Capital Improvement Lease,
Series 2001A, 3.625%, 9/1/08                                                          500,000          501,010


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Imperial Irrigation District, CA RB, Electrical System & WS Projects,
Series A, 3.40%, 2/7/08                                                         $   5,900,000   $    5,900,000
---------------------------------------------------------------------------------------------------------------
Irvine, CA USD SPTX Bonds,
Austin Trust Certificates-Series BOA 315, 3.48% 1,2                                 6,000,000        6,000,000
---------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RB, Series A, 3.34%, 3/13/08                   2,500,000        2,500,000
---------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RRB, Series A, 3%, 7/1/08                      2,315,000        2,315,000
---------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. Commercial Paper,
Series A-1 & 2, 3.10%, 4/4/08                                                       1,200,000        1,200,000
---------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. Commercial Paper,
Series A-1 & 2, 3.34%, 3/5/08                                                       1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater RRB, P-Floats Series PT-4093, 3.49% 1,2                  1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RB,
Reset Option Certificates II-R Trust-Series 10270, 3.47% 1,2                        1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Los Angeles, CA Water & Power RB, PTTR, Series 2289, 3.52% 1                        5,000,000        5,000,000
---------------------------------------------------------------------------------------------------------------
Manteca, CA USD GOUN,
SPEARS Deutsche Bank/Lifers Trust-Series DB-299, 3.49% 1,2                          2,565,000        2,565,000
---------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RRB,
Riverbend Apts. Issue B of 1999, 3.33% 1,3                                          7,600,000        7,600,000
---------------------------------------------------------------------------------------------------------------
Palomar Pomerado Health, CA GOUN, MSTFC Series 2006-2234, 3.47% 1,2                 1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Port of Oakland, CA RRB, Series 2007A, 4.50%, 11/1/08                               1,090,000        1,098,815
---------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA Community College District GOUN,
AAMC Series 2006-76, 3.47% 1,2                                                      2,500,000        2,500,000
---------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.32%, 3/4/08             500,000          500,000
---------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.34%, 3/5/08           4,000,000        4,000,000
---------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.35%, 3/6/08           1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series B, 3.30%, 3/12/08          1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB,
Reset Option Certificates II-R Trust-Series 10010CE, 3.64% 1,2                      3,000,000        3,000,000
---------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB,
Reset Option Certificates II-R Trust-Series 823CE, 3.61% 1,2                        1,095,000        1,095,000
---------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA Sanitation District FAU RB,
SGMSTR Series 2007 SG18, Cl. A, 3.47% 1,2                                           2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------
Sacramento, CA Tax Allocation Nts.,
SPEARS Deutsche Bank/Lifers Trust-Series DB-394, 3.62% 1,2                          1,475,000        1,475,000
---------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA COP, Friends of Chabad Lubavitch Project, 3.45% 1                 300,000          300,000
---------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB,
MERLOTS Series 2003-B20, 3.48% 1,2                                                  2,495,000        2,495,000
---------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC RB, 3.25%, 1/10/08                               2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC RB, 3.43%, 2/13/08                               2,500,000        2,500,000
---------------------------------------------------------------------------------------------------------------
San Joaquin, CA Transportation Authority Sales Tax RB, 3.70%, 2/14/08               2,500,000        2,500,000


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
San Jose, CA FAU Lease RB, 3.34%, 1/10/08                                       $   3,500,000   $    3,500,000
---------------------------------------------------------------------------------------------------------------
San Jose, CA FAU Lease RB, 3.38%, 1/10/08                                           3,800,000        3,799,960
---------------------------------------------------------------------------------------------------------------
San Jose, CA RA TXAL Bonds, PTTR, Series 1620, 3.52% 1,2                            3,300,000        3,300,000
---------------------------------------------------------------------------------------------------------------
San Mateo Cnty, CA HAU MH RB, Pacific Oaks Apts. Project, Series A, 3.50% 1,3       1,100,000        1,100,000
---------------------------------------------------------------------------------------------------------------
San Mateo Cnty., CA Community College District GOUN,
Reset Option Certificates II-R Trust-Series 1422Z, 3.49% 1,2                        2,680,000        2,680,000
---------------------------------------------------------------------------------------------------------------
South Bay, CA Regional Public Communications Authority RB,
Manhattan Beach Project, Series C, 3.25% 1,3                                          950,000          950,000
---------------------------------------------------------------------------------------------------------------
South Placer, CA Wastewater Authority RB, Series B, 3.25% 1                         2,650,000        2,650,000
---------------------------------------------------------------------------------------------------------------
South San Francisco, CA TXAL Bonds,
Eclipse Funding Trust Solar Eclipse Certificates-Series 2006-0067, 3.47% 1,2        2,200,000        2,200,000
---------------------------------------------------------------------------------------------------------------
Turlock, CA Irrigation District RB, Series A, 3.45%, 1/10/08                        1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------
Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities,
Series 2007A, 3.41% 1                                                              11,000,000       11,000,000
---------------------------------------------------------------------------------------------------------------
Wiseburn, CA SDI GOUN,
SPEARS Deutsche Bank/Lifers Trust-Series DB-304, 3.49% 1,2                          4,300,000        4,300,000
                                                                                                ---------------
                                                                                                   204,420,244

---------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--2.4%
Branch Banking & Trust Municipal Trust Certificates-Series 2011, 3.47% 1            2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust-Series DB-332, 3.62% 1,2                          2,900,000        2,900,000
                                                                                                ---------------
                                                                                                     4,900,000

---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.6%
PR CMWLTH Aqueduct & Sewer Authority RB,
Reset Option Certificates II-R Trust-Series 10001CE, 3.50% 1                        3,500,000        3,500,000
---------------------------------------------------------------------------------------------------------------
Puerto Rico CMWLTH Infrastructure FAU SPTX RB, Series 1998A, 5%, 1/1/08             1,990,000        2,009,980
                                                                                                ---------------
                                                                                                     5,509,980

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $214,830,224)                                         103.4%     214,830,224
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (3.4)      (7,129,781)
                                                                                -------------------------------

NET ASSETS                                                                              100.0%  $  207,700,443
                                                                                ===============================


                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC       ABN AMRO Munitops Certificates
CMWLTH     Commonwealth
COP        Certificates of Participation
FAU        Finance Authority
GOUN       General Obligation Unlimited Nts.
HAU        Housing Authority
I&E        Infrastructure and Economic
IDAU       Industrial Development Authority
IDV        Industrial Development
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU       Metropolitan Transportation Authority
P-Floats   Puttable Floating Option Tax Exempt Receipts
PCFAU      Pollution Control Finance Authority
PFAU       Public Finance Authority
PTTR       Puttable Tax Exempt Receipts
PUC        Public Utilities Commission
RA         Redevelopment Agency/Authority
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SCDAU      Statewide Communities Development Authority
SDI        School District
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS     Short Puttable Exempt Adjustable Receipts
SPTX       Special Tax
SWD        Solid Waste Disposal
TXAL       Tax Allocation
USD        Unified School District
WS         Water System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $85,670,000 or 41.25% of the Trust's net assets as of December 31, 2007.

3. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2007
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $214,830,224)--see accompanying statement of investments   $ 214,830,224
-----------------------------------------------------------------------------------------------------
Cash                                                                                          76,400
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis                                2,581,140
Interest                                                                                   1,573,239
Shares of beneficial interest sold                                                             5,700
Other                                                                                         13,776
                                                                                       --------------
Total assets                                                                             219,080,479

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased
(including $9,200,737 purchased on a when-issued or delayed delivery basis)               11,200,737
Service plan fees                                                                            101,422
Shareholder communications                                                                    44,203
Transfer and shareholder servicing agent fees                                                  4,800
Trustees' compensation                                                                         3,737
Other                                                                                         25,137
                                                                                       --------------
Total liabilities                                                                         11,380,036

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 207,700,443
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 207,700,368
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      75
                                                                                       --------------
NET ASSETS--applicable to 207,681,645 shares of beneficial interest outstanding        $ 207,700,443
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 3,467,123

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         480,841
--------------------------------------------------------------------------------
Service plan fees                                                       192,339
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            28,723
--------------------------------------------------------------------------------
Shareholder communications                                               42,944
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,634
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 515
--------------------------------------------------------------------------------
Other                                                                    31,098
                                                                    ------------
Total expenses                                                          780,844
Less reduction to custodian expenses                                        (77)
Less waivers and reimbursements of expenses                             (12,918)
                                                                    ------------
Net expenses                                                            767,849

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,699,274

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         18,985

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,718,259
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS            YEAR
                                                                                ENDED           ENDED
                                                                    DECEMBER 31, 2007        JUNE 30,
                                                                          (UNAUDITED)            2007
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                   $   2,699,274   $   5,411,827
------------------------------------------------------------------------------------------------------
Net realized gain                                                              18,985          75,428
                                                                        ------------------------------
Net increase in net assets resulting from operations                        2,718,259       5,487,255

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income                                       (2,699,274)     (5,411,827)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                          (64,816)        (63,507)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial
interest transactions                                                      28,361,529      (2,691,893)

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                  28,315,698      (2,679,972)
------------------------------------------------------------------------------------------------------
Beginning of period                                                       179,384,745     182,064,717
                                                                        ------------------------------
End of period                                                           $ 207,700,443   $ 179,384,745
                                                                        ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                  DECEMBER 31, 2007                                         YEAR ENDED JUNE 30,
                                                        (UNAUDITED)        2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $     1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain                     .02 1       .03 1       .02 1       .01 1        -- 2       .01
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.02)       (.03)       (.02)       (.01)         -- 2      (.01)
Distributions from net realized gain                             -- 2        -- 2        --          --          --          --
                                                         -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                                  (.02)       (.03)       (.02)       (.01)         -- 2      (.01)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $     1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                         =======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                 1.46%       2.91%       2.27%       1.13%       0.21%       0.52%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $  207,700   $ 179,385   $ 182,065   $ 165,862   $ 139,892   $ 152,856
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $  190,922   $ 190,423   $ 184,956   $ 148,312   $ 149,559   $ 156,348
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          2.80%       2.84%       2.25%       1.11%       0.21%       0.52%
Total expenses                                                 0.81%       0.77%       0.76%       0.77%       0.78%       0.76%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                             0.80%       0.77%       0.76%       0.77%       0.78%       0.76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                   15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2007, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                            WHEN-ISSUED OR DELAYED
                                       DELIVERY BASIS TRANSACTIONS
                --------------------------------------------------
                Purchased securities                   $ 9,200,737
                Sold securities                          2,581,140

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend


                   16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED DECEMBER 31, 2007       YEAR ENDED JUNE 30, 2007
                                      SHARES           AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------------
Sold                             343,216,961   $  343,216,961    592,354,857   $ 592,354,857
Dividends and/or
distributions reinvested           2,682,534        2,682,534      5,298,759       5,298,759
Redeemed                        (317,537,966)    (317,537,966)  (600,345,509)   (600,345,509)
                                -------------------------------------------------------------
Net increase (decrease)           28,361,529   $   28,361,529     (2,691,893)  $  (2,691,893)
                                =============================================================


                   17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

                        FEE SCHEDULE
                        ---------------------------------
                        Up to $250 million         0.500%
                        Next $250 million          0.475
                        Next $250 million          0.450
                        Next $250 million          0.425
                        Over $1 billion            0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2007, the Trust paid $27,390 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. During the six months ended December 31, 2007, the Manager waived $12,918 of its management fees. The Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157


                   18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.




--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                   20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Cameron T. Ullyatt and the Manager's Money Market investment team and analysts. Mr. Ullyatt has been the portfolio manager of the Trust since July 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other retail front-end load and no-load California tax-exempt money market funds. The Board noted that the Trust's performance one-year, three-year, five-year and ten-year performance were below its peer group median. The Board considered the Manager's assertion that the difference between the best performer and the worst performer in every time period is extremely limited (about 0.9%) and that, on a gross performance basis, the Trust compares favorably to its peers. The Board concluded that it would be in the interest of the Trust and its shareholders to renew the Agreement.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also considered the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the


                   21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
fees and expenses of the Trust, and other California tax-exempt money market funds with comparable asset levels and distribution features. The Board noted that the Trust's contractual management fees are equal to its peer group median although its actual management fees and actual total expenses are higher than its peer group median. The Board also noted that the Manager has agreed to voluntarily assume, in any fiscal year, certain expenses of the Trust that exceed 0.80% of the Trust's average annual net assets. The Board considered the Manager's assertion that there is significant compression in the expense rankings and that the Trust's total expenses are three basis points above the peer group median and two basis points above the peer group average.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust. The Board noted that the Trust currently has management fee breakpoints, which are intended to share with Trust shareholders economies of scale that may exist as the Trust's assets grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   22 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008